Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 119,000
Previously Paid Amount	0.00
Total Fee Amount	16.43
Total Offset Amount	0.00
Net Fee	16.43
Narrative - Max Aggregate Offering Price	$ 119,000
Final Prospectus	true